Summary of Significant Accounting Policies - Barter Transaction (Details) - Barter Transactions - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Revenues	¥ 0	¥ 3,137	¥ 0
Expenses	¥ 0	¥ 3,325	¥ 0